Risk Management (Tables)	9 Months Ended
Sep. 30, 2024
Risk Management [Abstract]
Net Fair Value of Risk Management Positions
Net Fair Value of Risk Management Positions

As at September 30, 2024	Notional Volumes (1) (2)	Terms (3)	Weighted Average Price (2)	Fair Value Asset (Liability)
WTI Exchange Contracts Related to Blending (4)
WTI Fixed – Sell	2.1 MMbbls	October 2024 - November 2025	US$71.84/bbl	11
WTI Fixed – Buy	1.0 MMbbls	October 2024 - November 2025	US$67.84/bbl	(8)
Power Contracts				4
Renewable Power Contracts				(13)
Other Financial Positions (5)				(5)
Total Fair Value				(11)
(1)    Million barrels (“MMbbls”).
(2)    Notional volumes and weighted average price are based on multiple contracts of varying amounts and terms over the respective time period; therefore, the notional volumes and weighted average price may fluctuate from month to month.
(3)    Includes individual contracts with varying terms, the longest of which is 14 months.
(4)    WTI exchange contracts related to blending are used to help manage price exposure to condensate used for blending.
(5) Includes risk management positions related to Western Canadian Select (“WCS”), heavy oil differentials and condensate differentials, Belvieu fixed price contracts, reformulated blendstock for oxygenate blending gasoline contracts, heating oil and natural gas fixed price contracts and the Company’s U.S. refining and marketing activities.
Summary of Changes in Inputs to Option Pricing Model, Resulted in Unrealized Gains (Losses) Impacting Earnings Before Income Tax
The following table summarizes the sensitivity of the fair value of Cenovus’s risk management positions to independent fluctuations in commodity prices and foreign exchange rates, with all other variables held constant. Management believes the fluctuations identified in the table below are a reasonable measure of volatility.
The impact of fluctuating commodity prices and foreign exchange rates on the Company’s open risk management positions could have resulted in an unrealized gain (loss) impacting earnings before income tax as follows:

As at September 30, 2024	Sensitivity Range	Increase	Decrease
Crude Oil and Condensate Commodity Price	± US$10.00/bbl Applied to WTI, Condensate and Related Hedges	1	(1)
Crude Oil and Condensate Differential Price (1)	± US$2.50/bbl Applied to Differential Hedges Tied to Production	10	(10)
WCS (Hardisty) Differential Price	± US$5.00/bbl Applied to WCS Differential Hedges Tied to Production	(17)	17
Refined Products Commodity Price	± US$10.00/bbl Applied to Heating Oil and Gasoline Hedges	—	—
Natural Gas Commodity Price	± US$1.00/Mcf (2) Applied to Natural Gas Hedges Tied to Production	—	—
Natural Gas Basis Price	± US$0.50/Mcf Applied to Natural Gas Basis Hedges	1	(1)
Power Commodity Price	± C$20.00/MWh (3) Applied to Power Hedges	89	(89)
U.S. to Canadian Dollar Exchange Rate	± $0.05 in the U.S. to Canadian Dollar Exchange Rate	11	(12)
(1)Excluding WCS at Hardisty.
(2)One thousand cubic feet (“Mcf”).
(3)One thousand kilowatts of electricity per hour (“MWh”).
Undiscounted Cash Outflows Relating to Financial Liabilities
Undiscounted cash outflows relating to financial liabilities are:

As at September 30, 2024	Less than 1 Year	Years 2 and 3	Years 4 and 5	Thereafter	Total
Accounts Payable and Accrued Liabilities (1)	5,630	—	—	—	5,630
Short-Term Borrowings	101	—	—	—	101
Lease Liabilities (2)	432	744	598	2,472	4,246
Long-Term Debt (2)	498	1,856	1,950	6,898	11,202
(1)Includes current risk management liabilities.
(2)Principal and interest, including current portion, if applicable.